Basis of preparation and going concern uncertainty - Accumulated other comprehensive income (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Basis of preparation and going concern uncertainty
Opening balance			$ 1,102,489
Foreign currency translation differences for Canadian dollar functional currency operations	$ (196,375)	$ 750,467	(115,459)	$ 333,933
Ending balance	987,030		987,030
Increase (decrease) due to changes in accounting policy
Basis of preparation and going concern uncertainty
Opening balance	1,183,405	301,219	1,102,489	717,753
Foreign currency translation differences for Canadian dollar functional currency operations	(196,375)	750,467	(115,459)	333,933
Ending balance	$ 987,030	$ 1,051,686	$ 987,030	$ 1,051,686